Schedule of Investments (unaudited)	iShares® MSCI Intl Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.3%
Abacus Property Group	154,196	$353,879
Accent Group Ltd.	113,687	114,458
Ansell Ltd.	42,029	804,990
ARB Corp. Ltd.	23,578	653,522
Arena REIT	107,657	364,335
AUB Group Ltd.	23,392	378,735
Aussie Broadband Ltd.(a)	30,718	119,458
Austal Ltd.	104,435	148,650
Australian Ethical Investment Ltd.	27,115	110,176
Bravura Solutions Ltd.	79,818	105,860
BWP Trust	168,421	489,529
Champion Iron Ltd.	105,425	534,421
Codan Ltd./Australia	32,129	160,224
CSR Ltd.	166,103	711,350
Emeco Holdings Ltd.	113,431	66,655
GDI Property Group Partnership	164,063	130,483
GrainCorp Ltd., Class A	73,523	531,304
Growthpoint Properties Australia Ltd.	97,421	299,651
GWA Group Ltd.	67,799	108,296
Hansen Technologies Ltd.	51,602	199,797
Harvey Norman Holdings Ltd.	176,599	629,057
Healius Ltd.	160,216	504,141
HUB24 Ltd.	17,682	295,316
Imdex Ltd.	127,887	224,357
Integral Diagnostics Ltd.	53,700	148,904
JB Hi-Fi Ltd.	36,238	1,342,123
Johns Lyng Group Ltd.	44,611	279,211
Jumbo Interactive Ltd.	17,434	211,959
McMillan Shakespeare Ltd.	22,042	183,832
New Hope Corp. Ltd.	147,751	363,881
nib holdings Ltd.	146,254	728,260
Nick Scali Ltd.	22,214	158,466
Objective Corp.Ltd.	7,262	86,574
Pendal Group Ltd.	114,070	419,929
Perenti Global Ltd.	193,188	95,988
Perseus Mining Ltd.	394,957	549,593
Pinnacle Investment Management Group Ltd.	30,776	201,141
Platinum Asset Management Ltd.	132,850	173,837
Premier Investments Ltd.	27,611	489,266
Pro Medicus Ltd.	15,016	491,079
Ramelius Resources Ltd.	280,722	298,133
Rural Funds Group.	111,631	239,981
Sandfire Resources Ltd.	122,862	486,958
SG Fleet Group Ltd.	34,637	59,918
Sigma Healthcare Ltd.	289,395	102,236
SmartGroup Corp. Ltd.	40,229	251,943
Super Retail Group Ltd.	49,825	368,659
Technology One Ltd.	83,521	602,708
Waypoint REIT Ltd.	231,452	436,306
Western Areas Ltd.(a)	96,364	260,461
Westgold Resources Ltd.	123,198	142,248
Whitehaven Coal Ltd.	299,571	1,028,740
		18,240,978
Austria — 0.1%
Semperit AG Holding	3,325	80,415
Zumtobel Group AG	9,740	70,352
		150,767
Security	Shares	Value

Belgium — 1.4%
AGFA-Gevaert NV(a)	45,114	$180,608
Befimmo SA	7,260	362,400
Bekaert SA	11,665	432,408
Econocom Group SA/NV	42,158	161,081
Gimv NV	6,265	359,506
Intervest Offices & Warehouses NV	6,575	195,950
Ion Beam Applications	7,015	114,453
Orange Belgium SA	4,431	85,882
Recticel SA	13,711	299,588
Tessenderlo Group SA(a)	6,954	243,449
Van de Velde NV	1,926	79,167
X-Fab Silicon Foundries SE(a)(b)	19,019	134,644
		2,649,136
Canada — 17.7%
Advantage Energy Ltd.(a)(c)	61,431	513,101
Aecon Group Inc.(c)	19,470	226,884
AirBoss of America Corp.	3,919	94,936
Altus Group Ltd.	13,603	509,431
Andlauer Healthcare Group Inc.	5,461	190,188
ARC Resources Ltd.	223,016	3,091,827
Argonaut Gold Inc.(a)	98,971	165,639
Artis REIT	22,524	229,860
AutoCanada Inc.(a)	7,966	185,407
Badger Infrastructure Solutions Ltd.	11,053	255,966
Baytex Energy Corp.(a)	180,438	922,802
Birchcliff Energy Ltd.	84,389	617,489
BSR Real Estate Investment Trust	7,838	152,528
Canaccord Genuity Group Inc.	30,280	266,348
Canacol Energy Ltd.	47,159	104,622
Canfor Corp.(a)	20,137	383,726
Capstone Copper Corp.(a)	99,186	451,670
Cascades Inc.	27,115	266,580
Celestica Inc.(a)	34,871	391,965
Centerra Gold Inc.	70,241	650,111
CI Financial Corp.	11,107	144,819
Cogeco Communications Inc.	3,847	315,929
Cogeco Inc.	1,539	91,646
Converge Technology Solutions Corp.(a)	49,044	329,467
Corby Spirit and Wine Ltd.	3,919	58,298
Corus Entertainment Inc., Class B, NVS	66,129	216,715
Crescent Point Energy Corp.	187,026	1,295,708
Dream Office REIT	8,030	162,519
DREAM Unlimited Corp., Class A	8,174	293,962
Dundee Precious Metals Inc.	61,865	358,289
ECN Capital Corp.	67,344	305,096
Enerflex Ltd.	28,920	199,456
Enerplus Corp.	82,402	1,009,619
Enghouse Systems Ltd.	13,091	368,176
Evertz Technologies Ltd.	8,609	94,289
Extendicare Inc.	26,413	149,475
Finning International Inc.	52,202	1,468,556
Freehold Royalties Ltd.	40,429	471,433
GDI Integrated Facility Services Inc.(a)	4,047	136,533
goeasy Ltd.	3,909	350,871
Granite REIT	9,158	678,233
Home Capital Group Inc.	16,146	402,692
Interfor Corp.	20,909	596,028
InterRent REIT.	21,219	233,060
Intertape Polymer Group Inc.	18,971	587,006
Kelt Exploration Ltd.(a)	51,733	266,991

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Labrador Iron Ore Royalty Corp.	18,181	$491,941
Lassonde Industries Inc., Class A	960	102,722
Linamar Corp.	14,582	577,536
Magnet Forensics Inc.(a)	2,569	47,674
Martinrea International Inc.	25,565	152,636
MEG Energy Corp.(a)	89,426	1,343,496
Minto Apartment Real Estate Investment Trust(b)	5,717	87,492
Morguard North American Residential REIT	6,168	88,584
Mullen Group Ltd.	29,176	279,121
North West Co. Inc. (The)	15,264	425,726
NuVista Energy Ltd.(a)	58,452	498,684
Paramount Resources Ltd., Class A	23,790	575,190
Parex Resources Inc.	40,271	784,950
Peyto Exploration & Development Corp.	53,610	546,262
Real Matters Inc.(a)	24,611	87,359
Richelieu Hardware Ltd.	17,446	495,275
Russel Metals Inc.	19,855	529,199
Sleep Country Canada Holdings Inc.(b)	11,541	224,235
Sprott Inc.	7,756	357,175
Stelco Holdings Inc.	9,988	364,564
Summit Industrial Income REIT	26,619	421,461
Tamarack Valley Energy Ltd.	130,804	512,158
Topaz Energy Corp.(c)	22,877	405,309
Torex Gold Resources Inc.(a)	27,548	308,364
Transcontinental Inc., Class A	22,896	286,590
Trican Well Service Ltd.(a)	72,300	252,134
Turquoise Hill Resources Ltd.(a)	32,086	875,425
Vermilion Energy Inc.	52,094	1,014,995
Westshore Terminals Investment Corp.	13,277	355,838
Whitecap Resources Inc.	195,383	1,601,512
Winpak Ltd.	10,112	334,456
		34,684,009
Cyprus — 0.1%
Atalaya Mining PLC	24,547	116,521

Denmark — 1.1%
cBrain A/S	3,233	104,648
Chemometec A/S	5,185	586,125
D/S Norden A/S	8,222	305,494
Matas A/S	12,336	171,712
NNIT A/S(a)(b)	4,453	54,932
Per Aarsleff Holding A/S	5,831	223,775
Scandinavian Tobacco Group A/S, Class A(b)	19,855	413,892
Solar A/S, Class B	1,674	198,524
		2,059,102
Egypt — 0.2%
Centamin PLC	363,809	416,968

Finland — 0.7%
Harvia Oyj	4,495	153,970
Marimekko Oyj	9,306	129,657
Musti Group Oyj(a)	9,988	235,003
Oriola Oyj, Class B	34,933	76,101
Rovio Entertainment Oyj(b)	12,223	111,806
Talenom Oyj	8,865	97,253
Tokmanni Group Corp.	14,706	191,099
Uponor Oyj	17,248	303,062
WithSecure Oyj(a)	30,718	168,187
		1,466,138
Security	Shares	Value

France — 4.1%
ABC arbitrage	11,501	$88,571
AKWEL(c)	2,680	49,477
APERAM SA	15,677	605,093
Aubay	2,170	125,100
Boiron SA	1,411	61,849
Bonduelle SCA	4,495	75,967
Derichebourg SA	30,927	279,096
Eramet SA(a)	2,914	388,384
Esker SA	1,674	281,975
Eutelsat Communications SA	54,543	606,158
Fnac Darty SA	5,589	276,724
Groupe Guillin	2,374	54,096
Guerbet	1,667	43,789
IPSOS	12,848	618,516
LNA Sante SA	2,135	78,831
Maisons du Monde SA(b)	10,215	174,215
Manitou BF SA(c)	3,081	69,903
Mercialys SA	22,710	219,307
Mersen SA	5,459	180,561
Metropole Television SA	8,158	151,389
Nexans SA	7,694	700,827
Pharmagest Interactive	1,152	92,520
Quadient SA	11,181	209,099
SMCP SA(a)(b)	10,861	70,574
Societe BIC SA	7,818	466,493
Sopra Steria Group SACA	4,948	876,926
Television Francaise 1	12,723	107,753
Trigano SA	2,728	351,479
Vicat SA	6,699	201,446
Vilmorin & Cie SA	1,862	88,493
Virbac SA	1,364	550,711
		8,145,322
Germany — 3.1%
Adesso SE	958	187,766
ADVA Optical Networking SE(a)	14,335	194,576
Basler AG	1,214	135,843
Bertrandt AG	1,798	83,529
Cewe Stiftung & Co. KGaA	1,736	158,458
CropEnergies AG	8,350	108,304
Deutsche Beteiligungs AG	3,791	117,810
Draegerwerk AG & Co. KGaA	930	42,648
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,777	239,715
Elmos Semiconductor SE	2,889	144,061
ElringKlinger AG(a)	9,188	76,171
Freenet AG	40,643	1,124,520
GFT Technologies SE	5,583	221,760
Hornbach Holding AG & Co. KGaA	2,976	356,238
JOST Werke AG(b)	4,591	177,577
Kloeckner & Co. SE(a)	24,163	311,262
MBB SE(c)	576	76,997
SAF-Holland SE(a)	14,652	111,360
Salzgitter AG(a)	11,590	481,095
Software AG	16,566	509,898
Steico SE	1,798	180,405
Stratec SE(c)	2,480	280,701
Takkt AG	10,599	171,242
VERBIO Vereinigte BioEnergie AG	7,133	505,476
Wuestenrot & Wuerttembergische AG	7,198	135,771
		6,133,183

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 3.2%
BOCOM International Holdings Co. Ltd.	248,000	$33,810
Cafe de Coral Holdings Ltd.	124,000	194,677
Chow Sang Sang Holdings International Ltd.	124,000	137,286
CITIC Telecom International Holdings Ltd.	549,000	197,015
Cowell e Holdings Inc.(a)	103,000	115,291
Crystal International Group Ltd.(b)	183,000	71,387
Dah Sing Banking Group Ltd.	128,000	107,569
Dah Sing Financial Holdings Ltd.	51,200	148,988
EC Healthcare	122,000	122,617
Far East Consortium International Ltd.	372,000	115,929
First Pacific Co. Ltd.	744,000	299,985
Haitong International Securities Group Ltd.	768,000	121,577
Hutchison Telecommunications Hong Kong Holdings Ltd.	454,000	75,792
Hysan Development Co. Ltd.	186,000	548,732
IGG Inc.	256,000	105,441
K Wah International Holdings Ltd.	372,000	139,410
Kerry Properties Ltd.	186,000	502,969
LK Technology Holdings Ltd.	155,000	192,167
Luk Fook Holdings International Ltd.	124,000	283,825
MECOM Power and Construction Ltd.	248,000	106,166
Pacific Basin Shipping Ltd.	1,550,000	711,156
Pacific Textiles Holdings Ltd.	310,000	136,488
PAX Global Technology Ltd.	248,000	213,785
Perfect Medical Health Management Ltd.	124,000	71,903
Prosperity REIT	410,000	140,551
SmarTone Telecommunications Holdings Ltd.	93,000	48,565
Stella International Holdings Ltd.	128,000	135,389
Sun Hung Kai & Co. Ltd.	128,000	60,844
Sunlight REIT	320,000	156,339
Texhong Textile Group Ltd.	93,000	111,839
United Laboratories International Holdings Ltd. (The)	366,000	179,367
Viva China Holdings Ltd.	1,464,000	174,825
VSTECS Holdings Ltd.	202,000	173,912
VTech Holdings Ltd.	51,200	362,184
		6,297,780
Ireland — 0.4%
Hibernia REIT PLC	213,557	365,423
Origin Enterprises PLC	38,431	170,857
Uniphar PLC(a)	74,869	309,614
		845,894
Israel — 1.7%
Danel Adir Yeoshua Ltd.	1,674	263,921
Delek Automotive Systems Ltd.(c)	16,549	235,504
Delek Group Ltd.(a)	2,889	477,699
Delta-Galil Industries Ltd.	2,889	192,532
Electra Consumer Products 1970 Ltd.(c)	3,465	195,612
Electra Real Estate Ltd.	7,326	122,828
Equital Ltd.(a)	1	30
IDI Insurance Co. Ltd.(c)	2,480	82,089
Ituran Location and Control Ltd.	6,040	135,538
Magic Software Enterprises Ltd.	9,120	156,987
Malam - Team Ltd.	2,356	67,482
Mehadrin Ltd.(a)	—	18
Menora Mivtachim Holdings Ltd.(a)(c)	8,066	201,347
Naphtha Israel Petroleum Corp. Ltd.(a)(c)	10,670	84,784
One Software Technologies Ltd.	12,659	208,563
Plus500 Ltd.	29,280	570,167
Summit Real Estate Holdings Ltd.	11,956	280,878
Security	Shares	Value

Israel (continued)
Tadiran Group Ltd.	896	$145,123
		3,421,102
Italy — 1.7%
Banca IFIS SpA	8,004	145,347
Biesse SpA(a)	4,431	69,127
Danieli & C Officine Meccaniche SpA	2,914	62,037
Digital Bros. SpA	1,603	40,718
El.En. SpA	14,207	198,011
Esprinet SpA	9,831	90,799
Gruppo MutuiOnline SpA	8,190	250,798
Iren SpA	206,817	534,608
Italmobiliare SpA	4,047	128,212
OVS SpA(a)(b)	70,435	134,380
Pharmanutra SpA	1,403	94,989
RAI Way SpA(b)	30,718	180,604
Salcef SpA	5,461	103,310
Sesa SpA	2,480	358,529
SOL SpA	11,231	197,361
Unipol Gruppo SpA	136,579	744,713
		3,333,543
Japan — 21.9%
Adastria Co. Ltd.	6,400	106,067
Aichi Corp.	12,200	84,893
Aichi Steel Corp.	2,900	50,195
Aida Engineering Ltd.	12,800	94,829
Alpen Co.Ltd.	6,200	93,980
Alpha Systems Inc.	1,900	56,168
Altech Corp.	6,200	92,712
Arata Corp.	4,200	116,046
Arcland Sakamoto Co. Ltd.	8,600	102,943
Arcs Co. Ltd.	12,800	202,643
Argo Graphics Inc.	4,600	109,190
Avex Inc.	12,400	133,297
Axial Retailing Inc.	4,800	125,707
Belc Co. Ltd.	3,000	127,762
Belluna Co. Ltd.	18,600	104,479
BML Inc.	6,400	164,708
Broadleaf Co. Ltd.	31,800	89,853
Bunka Shutter Co. Ltd.	15,900	119,494
C.I. Takiron Corp.	12,800	54,538
Canon Electronics Inc.	6,200	71,000
Canon Marketing Japan Inc.	14,600	317,694
Cawachi Ltd.	6,200	97,710
Central Glass Co. Ltd.	10,000	184,140
CONEXIO Corp.	4,600	51,627
Cosmo Energy Holdings Co. Ltd.	17,100	424,839
Dai-Dan Co. Ltd.	3,100	50,554
Daihen Corp.	6,200	177,366
Daiho Corp.	1,200	41,080
Daiichi Jitsugyo Co. Ltd.	2,100	60,977
Daiken Corp.	2,800	45,270
Daiki Aluminium Industry Co. Ltd.	11,700	129,674
Daikokutenbussan Co. Ltd.	1,500	55,205
Daiwa Industries Ltd.	9,100	77,614
Daiwabo Holdings Co. Ltd.	30,500	394,662
DCM Holdings Co. Ltd.	38,400	317,059
Descente Ltd.	9,600	184,361
Dexerials Corp.	16,800	368,379
Direct Marketing MiX Inc.	5,400	66,286

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Doshisha Co. Ltd.	6,400	$75,387
DTS Corp.	12,200	267,684
Duskin Co. Ltd.	12,400	264,512
DyDo Group Holdings Inc.	2,700	104,680
Eagle Industry Co. Ltd.	6,400	50,994
EDION Corp.	25,600	230,374
Eiken Chemical Co. Ltd.	12,400	164,229
Eizo Corp.	6,200	161,611
Electric Power Development Co. Ltd.	47,000	644,032
ESPEC Corp.	6,200	82,314
Exedy Corp.	9,100	108,364
FCC Co. Ltd.	10,600	105,882
Ferrotec Holdings Corp.	11,400	209,046
Fuji Co. Ltd./Ehime	6,200	106,588
Fujicco Co. Ltd.	6,400	100,008
Fujikura Ltd.	79,300	375,128
Fujimori Kogyo Co. Ltd.	4,400	121,360
Fukui Computer Holdings Inc.	2,600	64,899
Furukawa Co.Ltd.	12,600	123,007
G-7 Holdings Inc.	6,400	80,370
Geo Holdings Corp.	12,200	118,301
GLOBERIDE Inc.	4,500	90,801
Glory Ltd.	15,100	242,883
Goldcrest Co. Ltd.	6,200	80,637
G-Tekt Corp.	6,400	61,601
Gunze Ltd.	4,600	132,425
H.U. Group Holdings Inc.	16,100	358,748
Halows Co. Ltd.	2,600	62,137
Hamakyorex Co. Ltd.	4,400	98,667
Hanwa Co. Ltd.	10,600	259,102
Heiwado Co. Ltd.	9,100	137,284
Hioki E.E. Corp.	2,700	161,957
Hitachi Zosen Corp.	51,200	276,287
Hogy Medical Co. Ltd.	7,300	182,303
Hokkaido Electric Power Co. Inc.	55,800	207,135
Hokuetsu Corp.	38,400	196,724
Hosiden Corp.	18,600	177,372
Hosokawa Micron Corp.	4,100	77,728
Ichikoh Industries Ltd.	9,400	27,171
Iino Kaiun Kaisha Ltd.	25,400	143,807
Inaba Denki Sangyo Co. Ltd.	15,000	294,186
Inabata & Co. Ltd.	14,300	234,001
Internet Initiative Japan Inc.	16,500	514,986
Itochu Enex Co. Ltd.	18,600	153,994
Itochu-Shokuhin Co. Ltd.	1,500	57,273
Itoham Yonekyu Holdings Inc.	51,000	256,685
JAC Recruitment Co. Ltd.	6,200	87,263
Jaccs Co. Ltd.	6,400	161,842
JAFCO Group Co.Ltd.	24,700	297,787
Japan Aviation Electronics Industry Ltd.	14,800	206,950
Japan Medical Dynamic Marketing Inc.	4,200	51,166
Japan Pulp & Paper Co. Ltd.	3,100	90,794
Japan Wool Textile Co. Ltd. (The)	18,600	139,030
JDC Corp.	12,800	52,609
JM Holdings Co. Ltd.	6,200	77,586
J-Oil Mills Inc.	6,200	75,791
Joshin Denki Co. Ltd.	6,200	95,619
Joyful Honda Co.Ltd.	18,600	223,073
JSP Corp.	3,700	42,762
Kaga Electronics Co.Ltd.	4,600	108,385
Security	Shares	Value

Japan (continued)
Kaken Pharmaceutical Co. Ltd.	9,600	$290,900
Kanamoto Co. Ltd.	12,400	185,298
Kandenko Co. Ltd.	32,000	202,931
Kaneka Corp.	15,200	406,715
Kanematsu Corp.	24,800	256,311
Kanematsu Electronics Ltd.	3,300	98,606
Kanto Denka Kogyo Co. Ltd.	12,600	95,057
Katakura Industries Co. Ltd.	6,400	124,255
Kawasaki Kisen Kaisha Ltd.	15,100	789,459
KeePer Technical Laboratory Co. Ltd.	4,100	82,804
Keiyo Bank Ltd. (The)	32,000	121,947
Keiyo Co. Ltd.	12,400	87,516
KFC Holdings Japan Ltd.	4,200	92,031
Kissei Pharmaceutical Co. Ltd.	8,300	164,242
Kitz Corp.	19,200	97,600
Koa Corp.	9,400	109,561
Kohnan Shoji Co. Ltd.	7,800	225,890
Komeri Co. Ltd.	9,700	204,895
Konica Minolta Inc.	142,600	496,293
Konishi Co. Ltd.	8,900	104,480
K’s Holdings Corp.	54,900	543,681
Kura Sushi Inc.(c)	6,400	158,487
Kureha Corp.	5,000	375,653
KYB Corp.	5,300	119,965
Kyoei Steel Ltd.	6,400	65,664
Kyokuto Kaihatsu Kogyo Co. Ltd.	12,400	125,015
KYORIN Holdings Inc.	12,800	186,142
Life Corp.	4,300	98,091
Macnica Fuji Electronics Holdings Inc.	15,000	310,993
Maruzen Showa Unyu Co. Ltd.	3,600	87,875
Matsuda Sangyo Co. Ltd.	3,500	61,459
Max Co. Ltd.	6,200	75,633
Maxvalu Tokai Co. Ltd.	2,700	53,908
MCJ Co. Ltd.	19,200	125,583
Megachips Corp.(a)	4,700	120,409
Megmilk Snow Brand Co. Ltd.	14,800	220,606
Meidensha Corp.	10,500	190,146
Melco Holdings Inc.	1,600	48,844
Micronics Japan Co. Ltd.	8,800	102,988
Mimasu Semiconductor Industry Co. Ltd.	4,700	84,206
Mitsubishi Research Institute Inc.	2,300	69,247
Mitsuboshi Belting Ltd.	6,400	98,033
Mitsui DM Sugar Holdings Co. Ltd.	4,800	71,389
Mitsui-Soko Holdings Co. Ltd.	6,200	115,260
Mitsuuroko Group Holdings Co. Ltd.	6,400	49,499
Mixi Inc.	13,800	237,394
Mizuno Corp.	6,200	102,031
Mochida Pharmaceutical Co. Ltd.	7,800	222,177
Monogatari Corp. (The)	2,800	116,760
Morita Holdings Corp.	12,400	119,010
Musashino Bank Ltd. (The)	8,700	119,001
Nafco Co. Ltd.	3,900	50,407
Nagaileben Co. Ltd.	6,400	95,293
Nagase & Co. Ltd.	32,000	458,561
Nichiden Corp.	4,200	69,980
Nichiha Corp.	7,800	141,021
Nippn Corp., New	18,300	238,019
Nippon Electric Glass Co. Ltd.	25,600	515,339
Nippon Gas Co. Ltd.	36,600	519,367
Nippon Koei Co. Ltd.	3,100	69,196

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Light Metal Holdings Co. Ltd.	17,300	$221,656
Nippon Road Co. Ltd. (The)	1,800	100,342
Nippon Seiki Co. Ltd.	18,300	132,475
Nippon Signal Company Ltd.	12,800	88,858
Nippon Soda Co. Ltd.	6,400	169,259
Nippon Steel Trading Corp.	4,700	191,278
Nippon Television Holdings Inc.	18,600	178,527
Nishimatsuya Chain Co. Ltd.	12,400	152,188
Nishio Rent All Co. Ltd.	6,200	133,815
Nissha Co. Ltd.	12,400	130,875
Nisshin Oillio Group Ltd. (The)	7,600	171,998
Nisshinbo Holdings Inc.	44,800	335,196
Nissin Electric Co. Ltd.	15,300	163,139
Nitta Corp.	6,400	135,876
Nittetsu Mining Co. Ltd.	1,500	74,662
Nitto Kogyo Corp.	8,300	97,726
Nojima Corp.	9,600	193,079
Noritake Co. Ltd./Nagoya Japan	2,500	79,392
Noritz Corp.	8,200	94,961
NS United Kaiun Kaisha Ltd.	2,800	76,952
Obara Group Inc.	3,000	67,140
Oiles Corp.	6,400	73,533
Okamura Corp.	17,100	157,148
Okasan Securities Group Inc.	51,000	136,545
Oki Electric Industry Co. Ltd.	25,600	165,831
Okinawa Cellular Telephone Co.	3,500	134,685
Okinawa Electric Power Co. Inc. (The)	12,836	127,775
Organo Corp.	1,900	130,369
Osaka Soda Co. Ltd.	3,600	88,446
Pacific Industrial Co. Ltd.	12,800	99,242
Pack Corp. (The)	6,200	113,472
Paramount Bed Holdings Co. Ltd.	12,400	206,521
Plenus Co. Ltd.	6,400	94,009
Pressance Corp.	6,400	76,830
Prima Meat Packers Ltd.	8,200	134,465
Proto Corp.	6,400	50,273
Raito Kogyo Co. Ltd.	12,800	191,112
Raiznext Corp.	12,200	101,149
Relia Inc.	12,400	101,936
Riken Keiki Co. Ltd.	4,200	132,200
Riken Vitamin Co. Ltd.	6,400	84,131
Riso Kagaku Corp.	6,400	120,172
Ryosan Co. Ltd.	6,200	110,300
Sakata INX Corp.	12,800	96,798
San-Ai Obbli Co. Ltd.	18,600	136,544
Sanyo Chemical Industries Ltd.	3,500	133,842
Sawai Group Holdings Co. Ltd.	12,400	415,954
Seikagaku Corp.	12,800	83,117
Seiren Co. Ltd.	12,800	202,872
Sekisui Jushi Corp.	6,200	84,775
Shikoku Chemicals Corp.	10,200	101,683
Shimamura Co. Ltd.	7,100	629,687
Shin Nippon Air Technologies Co. Ltd.	2,800	38,694
Shin-Etsu Polymer Co. Ltd.	12,800	100,678
Shinmaywa Industries Ltd.	19,200	134,675
Shinnihon Corp.	6,400	35,129
Shizuoka Gas Co. Ltd.	12,800	91,753
Shoei Co. Ltd.	7,300	270,825
Sinko Industries Ltd.	6,200	77,926
SKY Perfect JSAT Holdings Inc.	44,800	145,126
Security	Shares	Value

Japan (continued)
Snow Peak Inc.(c)	7,600	$139,314
Starts Corp. Inc.	9,200	170,515
Sumitomo Densetsu Co. Ltd.	6,200	106,097
Sumitomo Mitsui Construction Co. Ltd.	49,640	161,059
Sumitomo Osaka Cement Co. Ltd.	11,200	313,180
Sumitomo Riko Co. Ltd.	12,800	54,712
Sumitomo Rubber Industries Ltd.	55,800	483,662
Sun Frontier Fudousan Co. Ltd.	12,600	105,288
Suruga Bank Ltd.	51,200	160,632
Taihei Dengyo Kaisha Ltd.	3,300	68,554
Takamatsu Construction Group Co. Ltd.	6,200	103,266
Takara Standard Co. Ltd.	9,200	91,915
Takasago International Corp.	3,700	74,617
Tama Home Co. Ltd.	4,300	83,908
Tamron Co. Ltd.	4,400	77,565
Tenma Corp.	4,300	73,190
T-Gaia Corp.	6,400	81,119
TKC Corp.	9,200	241,657
Toa Corp./Tokyo	3,900	85,249
TOC Co. Ltd.	12,800	65,928
Tocalo Co. Ltd.	18,600	185,716
Toenec Corp.	2,300	58,862
Toho Holdings Co. Ltd.	17,200	279,203
Tokai Corp./Gifu	6,400	84,798
Tokai Rika Co. Ltd.	16,300	171,740
Token Corp.	2,000	133,131
Tokushu Tokai Paper Co. Ltd.	2,400	63,745
Tokuyama Corp.	19,200	255,363
Topre Corp.	10,000	84,785
Tosei Corp.	12,400	104,338
Towa Pharmaceutical Co. Ltd.	8,200	174,428
Toyo Construction Co. Ltd.(a)	25,400	182,761
Toyo Tanso Co. Ltd.	3,800	82,573
TPR Co. Ltd.	6,400	61,339
TRE Holdings Corp.	12,800	204,786
TS Tech Co. Ltd.	30,500	318,286
Tsubakimoto Chain Co.	7,900	180,393
TV Asahi Holdings Corp.	6,400	73,103
UBE Corp.	32,000	496,154
Uchida Yoko Co. Ltd.	2,100	79,253
Union Tool Co.	2,600	74,685
United Super Markets Holdings Inc.	16,500	139,601
Valor Holdings Co. Ltd.	10,800	170,147
ValueCommerce Co. Ltd.	4,500	131,497
VT Holdings Co. Ltd.	24,800	87,794
Wacom Co. Ltd.	49,600	358,617
Wakita & Co. Ltd.	10,400	86,539
Weathernews Inc.	1,600	83,436
World Holdings Co. Ltd.	2,500	47,073
Xebio Holdings Co. Ltd.	6,400	45,203
YAMABIKO Corp.	10,200	110,744
Yamazen Corp.	19,200	141,798
Yellow Hat Ltd.	10,100	126,169
Yodogawa Steel Works Ltd.	6,200	117,357
Yokohama Rubber Co. Ltd. (The)	37,200	498,056
Yokowo Co. Ltd.	4,700	92,232
Yonex Co. Ltd.	18,600	121,175
Yuasa Trading Co. Ltd.	4,700	104,864
Yurtec Corp.	12,400	65,496
ZERIA Pharmaceutical Co. Ltd.	6,400	97,926

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Zuken Inc.	4,100	$94,929
		42,980,583
Netherlands — 5.8%
Aalberts NV	15,078	732,674
Accell Group NV(a)	8,128	491,004
Arcadis NV	23,993	1,001,077
ASR Nederland NV	43,808	1,991,016
B&S Group Sarl(b)	9,508	69,998
BE Semiconductor Industries NV	21,455	1,307,867
Brunel International NV	5,717	66,429
Cementir Holding NV	14,326	99,725
Eurocommercial Properties NV	13,091	316,749
Flow Traders(b)	10,236	334,163
ForFarmers NV	10,727	32,910
Fugro NV(a)	33,287	407,777
Koninklijke BAM Groep NV(a)	85,691	237,179
MFE-MediaForEurope NV(a)(c)	95,305	58,195
MFE-MediaForEurope NV	95,305	87,772
NSI NV	6,360	249,593
PostNL NV	151,840	497,544
SIF Holding NV	3,663	41,696
Signify NV(b)	42,395	1,793,630
Technip Energies NV(a)	35,807	435,121
TKH Group NV	12,967	635,904
Van Lanschot Kempen NV	10,023	261,014
Vastned Retail NV	3,971	101,379
Wereldhave NV	10,732	175,041
		11,425,457
Norway — 1.4%
Borregaard ASA	30,528	582,318
BW LPG Ltd.(b)	25,441	159,980
Elmera Group ASA(b)	31,350	70,747
Entra ASA(b)	18,057	297,719
Europris ASA(b)	51,254	260,435
Golden Ocean Group Ltd.	41,883	521,407
MPC Container Ships AS	85,986	255,936
Protector Forsikring ASA	18,635	212,191
Selvaag Bolig ASA	15,636	74,434
Stolt-Nielsen Ltd.	8,276	150,178
Volue ASA(a)(c)	17,868	76,678
		2,662,023
Singapore — 3.0%
AEM Holdings Ltd.	80,600	276,020
AIMS APAC REIT(c)	173,100	177,007
Ascendas India Trust.	276,100	249,458
ComfortDelGro Corp. Ltd.	682,300	720,743
First Resources Ltd.	179,800	274,229
Frencken Group Ltd.	96,000	97,385
Golden Agri-Resources Ltd.	2,049,600	478,860
Haw Par Corp. Ltd.	39,100	329,090
Hutchison Port Holdings Trust, Class U	1,638,000	390,427
iFAST Corp. Ltd.	43,400	155,845
Japfa Ltd.	148,800	64,603
Kenon Holdings Ltd./Singapore	7,632	435,881
Keppel Pacific Oak US REIT	269,700	195,317
Lendlease Global Commercial REIT(c)	284,422	162,463
Raffles Medical Group Ltd.	291,400	251,633
Riverstone Holdings Ltd./Singapore(c)	166,700	116,321
Sasseur Real Estate Investment Trust	179,800	108,560
Security	Shares	Value

Singapore (continued)
Sheng Siong Group Ltd.	211,800	$233,867
Silverlake Axis Ltd.	263,300	61,252
Starhill Global REIT	462,300	197,924
Yangzijiang Financial Holding	731,600	288,313
Yangzijiang Shipbuilding Holdings Ltd.	769,400	501,974
Yanlord Land Group Ltd.	192,200	168,398
		5,935,570
Spain — 1.0%
Atresmedia Corp. de Medios de Comunicacion SA	28,603	109,416
Faes Farma SA	100,850	422,375
Global Dominion Access SA(b)	30,075	124,354
Laboratorios Farmaceuticos Rovi SA	6,141	419,315
Lar Espana Real Estate Socimi SA	18,553	97,236
Mediaset Espana Comunicacion SA(a)	50,514	226,049
Miquel y Costas & Miquel SA	6,168	81,687
Neinor Homes SA(a)(b)	14,198	160,851
Pharma Mar SA	4,777	365,645
		2,006,928
Sweden — 3.1%
AcadeMedia AB(b)	27,115	153,068
Arjo AB, Class B	71,980	542,446
Betsson AB, Class B	34,637	212,773
Bilia AB, Class A	21,024	291,559
Biotage AB	21,106	437,211
Bure Equity AB	18,361	432,981
Clas Ohlson AB, Class B	12,347	140,175
Creades AB, Class A	16,514	156,686
GARO AB	8,737	130,763
Hexatronic Group AB	9,455	400,023
HMS Networks AB	8,376	342,828
Inwido AB	18,849	260,227
Kambi Group PLC, Class B(a)	7,966	126,893
Kindred Group PLC	73,406	643,579
KNOW IT AB	6,327	194,867
LeoVegas AB(b)	24,483	105,002
Lime Technologies AB	3,209	90,255
Mekonomen AB(a)	12,595	145,153
New Wave Group AB, Class B	12,843	224,246
Nobia AB	41,846	164,224
Ratos AB, Class B	69,807	356,159
Svolder AB	26,805	157,060
SwedenCare AB	21,219	238,484
VNV Global AB(a)	26,557	110,753
		6,057,415
Switzerland — 7.0%
APG SGA SA(a)	448	85,662
Ascom Holding AG, Registered(c)	10,471	92,640
Autoneum Holding AG	868	102,675
Belimo Holding AG, Registered	2,852	1,409,519
BKW AG	6,761	823,024
Bobst Group SA, Registered	2,633	222,089
Bossard Holding AG, Class A, Registered	1,798	389,235
Bucher Industries AG, Registered	2,135	769,742
Burckhardt Compression Holding AG	930	474,450
Burkhalter Holding AG	1,347	106,058
Coltene Holding AG, Registered(a)	896	85,294
Comet Holding AG, Registered	2,232	482,501
Galenica AG(b)	16,063	1,182,839
Huber + Suhner AG, Registered	5,087	446,146

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Inficon Holding AG, Registered	558	$508,044
Interroll Holding AG, Registered	206	624,466
Intershop Holding AG	372	242,455
Kardex Holding AG, Registered	1,984	377,577
LEM Holding SA, Registered	146	336,338
Medacta Group SA(a)(b)	2,170	248,064
Medartis Holding AG(a)(b)	1,347	142,628
Metall Zug AG, Class B, Registered	62	129,386
Mobilezone Holding AG, Registered	12,979	210,158
Sensirion Holding AG(a)(b)	3,038	364,361
SFS Group AG	5,429	679,891
Siegfried Holding AG, Registered	1,281	928,647
Swissquote Group Holding SA, Registered	2,976	483,685
Tecan Group AG, Registered	3,847	1,156,091
TX Group AG	976	138,143
Vetropack Holding AG, Registered	3,599	148,074
V-ZUG Holding AG(a)	640	70,997
Zehnder Group AG, Registered	3,162	247,254
		13,708,133
United Kingdom — 10.8%
888 Holdings PLC	117,214	280,927
Advanced Medical Solutions Group PLC	62,658	218,430
AG Barr PLC	28,338	206,139
Alliance Pharma PLC	146,913	210,599
Bakkavor Group PLC(b)	43,188	57,457
Bank of Georgia Group PLC	12,781	197,358
Bodycote PLC	63,989	496,290
Brewin Dolphin Holdings PLC	98,454	630,566
Central Asia Metals PLC	56,810	190,342
Civitas Social Housing PLC	192,359	208,018
Clipper Logistics PLC	24,675	266,837
CMC Markets PLC(b)	42,170	153,777
Craneware PLC	9,333	200,975
Currys PLC	350,591	406,488
CVS Group PLC	21,716	490,234
dotdigital group Plc	86,568	94,377
EMIS Group PLC	18,305	305,115
Ergomed PLC(a)	11,821	174,413
Ferrexpo PLC	92,207	189,341
Halfords Group PLC	61,989	176,474
Helical PLC	34,189	185,917
IG Group Holdings PLC	123,772	1,264,959
Impax Asset Management Group PLC	28,121	304,121
Indivior PLC(a)	233,002	917,640
Investec PLC	221,523	1,304,746
IP Group PLC	318,758	328,690
Judges Scientific PLC	1,603	135,051
Jupiter Fund Management PLC	139,304	310,932
Just Group PLC	363,987	384,514
Keller Group PLC	23,005	242,427
Luceco PLC(b)	25,059	59,969
Man Group PLC/Jersey	456,463	1,330,374
Morgan Sindall Group PLC	12,409	334,576
Naked Wines PLC(a)	18,955	85,785
Numis Corp. PLC(c)	25,059	78,516
Pagegroup PLC	104,805	641,289
Patisserie Holdings PLC(a)(d)	3,062	—
Pets at Home Group Plc	159,410	618,766
Picton Property Income Ltd. (The)	173,200	221,275
Polar Capital Holdings PLC	24,227	168,860
Security	Shares	Value

United Kingdom (continued)
Premier Foods PLC	191,723	$267,601
Reach PLC	96,054	196,393
Redde Northgate PLC	75,476	373,371
Renewi PLC(a)	25,833	224,138
Royal Mail PLC	257,115	1,102,071
S4 Capital PLC(a)	88,877	336,164
Sabre Insurance Group PLC(b)	80,653	212,976
Safestore Holdings PLC	62,708	986,507
Savills PLC	45,750	615,457
Serica Energy PLC	51,925	228,121
Spirent Communications PLC	196,176	567,220
SThree PLC	41,077	189,361
Strix Group PLC	66,449	176,304
Telecom Plus PLC	20,374	420,299
TORM PLC, Class A(a)	7,508	73,776
Tyman PLC	63,477	218,030
Victorian Plumbing Group PLC(a)	36,694	27,684
Volution Group PLC	64,355	327,800
Warehouse REIT PLC	125,466	253,059
Wickes Group PLC	83,801	199,778
Yellow Cake PLC(a)(b)	47,107	231,204
		21,299,878
Total Common Stocks — 98.8%
(Cost: $187,230,387)		194,036,430

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,852	141,145
Einhell Germany AG, Preference Shares, NVS	574	118,081
STO SE & Co. KGaA, Preference Shares, NVS	806	169,111
		428,337
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference
Shares, NVS	12,409	194,116

Total Preferred Stocks — 0.3%
(Cost: $583,071)		622,453

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	2,015,543	2,015,543
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	690,000	690,000
		2,705,543
Total Short-Term Investments — 1.4%
(Cost: $2,705,036)		2,705,543

Total Investments in Securities — 100.5%
(Cost: $190,518,494)		197,364,426

Other Assets, Less Liabilities — (0.5)%		(974,695)

Net Assets — 100.0%		$196,389,731

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
April 30, 2022

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,331,769	$—		$(315,262	)(a)	$(882)	$(82)	$2,015,543	2,015,543	$32,783	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	610,000	(a)	—		—	—	690,000	690,000	31		—
						$(882)	$(82)	$2,705,543		$32,814		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	24	06/17/22	$934	$(8,095)
FTSE 100 Index	8	06/17/22	747	(617)
				$(8,712)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
April 30, 2022

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$45,782,346	$148,254,084	$—	$194,036,430
Preferred Stocks	118,081	504,372	—	622,453
Money Market Funds	2,705,543	—	—	2,705,543
	$48,605,970	$148,758,456	$—	$197,364,426
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(8,712)	$—	$(8,712)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust